Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash and deposits	¥ 5,948,297	¥ 4,630,882
Negotiable certificate of deposit and other	1,568,669	1,482,773
Total	¥ 7,516,966	¥ 6,113,655	¥ 5,100,857	¥ 4,098,450